Unusual or Infrequent Items Impacting Quarterly Results (Details Narrative) - Discontinued Operations, Disposed of by Sale [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 21, 2018 integer
Warehouse properties			40
Land parcels			3
Sales price | $	$ 11,700	$ 347,200